Accrued interest liabilities (Tables)	6 Months Ended
Jun. 30, 2012
Accrued Interest Liabilities [Abstract]
Schedule of accrued interest liabilities

	June 30,	December 31,
	2012	2011
	$	$

Corporate bridge financing (Note 12(c))	2,744,297	1,390,672
Windstar senior secured notes (Note 12(b))	2,587,292	-
Yabucoa - REC promissory note (Note 12(f))	271,382	2,961
Kingman credit agreement (Note 12(d))	266,747	15,302
	5,869,718	1,408,935